SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Customer 1	$ 1,881	$ 2,310	$ 1,910	$ 11,194
Customer 2	0	0	0	(18)
Customer 3	0	314	0	3,179
Customer 4	0	35	0	260
Customer 5	0	0	0	0
Customer 6	0	0	0	0
Total revenue from mining operations	$ 1,881	$ 2,659	$ 1,910	$ 14,615